UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                      1/30/2007
----------------                     ------------                      ---------
  [Signature]                        [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           166
                                         ------------
Form 13F Information Table Value Total:  $131,258,258
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
Alcoa                          Common Stock     13817101    240080    8000          Sole    None                 0  8000
Abbott Laboratories            Common Stock     2824100    4732420   97155          Sole    None      11100      0 86055
Archer Daniels Midland         Common Stock     39483102    256319    8020          Sole    None       8020      0     0
Automatic Data Processing      Common Stock     53015103   1329750   27000          Sole    None       9000      0 16000
Aetna Inc.                     Common Stock     00817Y108   293624    6800          Sole    None       6800      0     0
Apollo Investment              Common Stock     03761U106   309120   13800          Sole    None      13000      0   800
Alexander & Baldwin Inc.       Common Stock     14482103    270474    6100          Sole    None       6100      0     0
Allstate                       Common Stock     20002101    566977    8708          Sole    None       5000      0  3708
Ameriprise Finl Inc Com        Common Stock     03076C106   327000    6000          Sole    None          0      0  6000
America Movil SA de C.V.       Common Stock     02364W105   258884    5725          Sole    None       5725      0     0
Australia & New Zealand Bkg Gp Common Stock     52528304    401058    3595          Sole    None       3595      0     0
Amerco 8.50 Pfd                                 23586209    252700   10000          Sole    None      10000      0     0
Anadarko Pete Corp             Common Stock     32511107    582906   13394          Sole    None          0      0 13394
Ares Cap Corp Com              Common Stock     04010L103   227752   11918          Sole    None      10400      0  1518
American Safety Insurance      Common Stock     G02995101   289380   15600          Sole    None     148000      0   800
Group
AptarGroup Inc                 Common Stock     38336103    236219    4001          Sole    None          1      0  4000
Yamana Gold Inc                Common Stock     98462Y100   511384   38800          Sole    None      38800      0     0
American Express               Common Stock     25816109   2003323   33020          Sole    None       3020      0 30000
Boeing                         Common Stock     97023105    272028    3062          Sole    None       3062      0     0
Bank of America                Common Stock     60505104   1091772   20449          Sole    None       2345      0 18104
BCE                            Common Stock     05534B760   288954   10702          Sole    None      10702      0     0
Beckman Coulter                Common Stock     75811109    351624    5880          Sole    None       5880      0     0
BJ Services Co                 Common Stock     55482103    366500   12500          Sole    None      12500      0     0
Bank of New York Inc           Common Stock     64057102    629920   16000          Sole    None          0      0 16000
Baldwin Technology Inc Cl A    Common Stock     58264102    505500  101100          Sole    None      98600      0  2500
Ball Corp                      Common Stock     58498106    316100    7250          Sole    None       7250      0     0
Bristol Myers Squibb           Common Stock     110122108   689268   26188          Sole    None       1900      0 24288
BP p.l.c.                      Common Stock     55622104   1410307   21018          Sole    None       7152      0 13866
Berkshire Hathaway Cl A        Common Stock     84670108   1209890      11          Sole    None          9      0     2
Berkshire Hathaway Cl B        Common Stock     84670207   3347058     913          Sole    None        898      0    15
BSD Medical Corp Del           Common Stock     55662100    343604   65200          Sole    None      65200      0     0
Citigroup                      Common Stock     172967101  2282038   40970          Sole    None        970      0 40000
Canon Inc Adr New              Common Stock     138006309   249788    4414          Sole    None       4414      0     0
Mexican Restaurants            Common Stock     59283R104   196900   17900          Sole    None      17900      0     0
Central European Equity        Common Stock     153436100   229241    4261          Sole    None       4261      0     0
Central Fd Cda Cl A            Common Stock     153501101   261520   28000          Sole    None      28000      0     0
Clorox Co Del                  Common Stock     189054109   449050    7000          Sole    None       7000      0     0
Conoco Phillips                Common Stock     718507106  2671367   37128          Sole    None      28728      0  8400
Corillian                      Common Stock     218725109   229970   61000          Sole    None      61000      0     0
Costco Wholesale               Common Stock     22160K105   675414   12775          Sole    None      12775      0     0
ChevronTexaco                  Common Stock     166764100  2625665   35708          Sole    None      18298      0 17410
Cemex SAB de CV                Common Stock     151290889  1630576   48128          Sole    None      46512      0  1616
Du Pont                        Common Stock     263534109   914286   18770          Sole    None       2060      0 16710
Deere & Company                Common Stock     244199105   940147    9889          Sole    None          1      0  9888
Walt Disney                    Common Stock     254687106   604522   17640          Sole    None       5640      0 12000
Dow Jones & Co                 Common Stock     260561105   558600   14700          Sole    None      13900      0   800
Dow Chemical                   Common Stock     260543103   230422    5775          Sole    None       1275      0  4500
Deutsche Telekom A Gspon Adr   Common Stock     251566105   673400   37000          Sole    None      37000      0     0
Encana                         Common Stock     292505104  1337878   29115          Sole    None      28815      0   300
Emc Ins Group Inc              Common Stock     268664109   612027   17937          Sole    None      17437      0   500
EOG Resources                  Common Stock     26875P101   374762    6001          Sole    None          1      0  6000
E.On AG Adr                    Common Stock     268780103   773697   17121          Sole    None      17121      0     0
Ishares Msci Germany Index Fd                   464286806   276397   10275          Sole    None       9272      0  1000
Ishares Hong Kong Index Fd                      464286871   323200   20200          Sole    None      20200      0     0
Ishares Japan Index Fd                          464286848   638242   44915          Sole    None      44915      0     0
Ishares Malaysia Free Index                     464286830  1590124  174739          Sole    None     174739      0     0
Ishares Singapore Index Fd                      464286673  6204240  553950          Sole    None     547950      0  6000
Ishares Taiwan Index Fd                         464286731   149467   10300          Sole    None      10300      0     0
Aberdeen Asia Income Fd                         3009107     773853  124413          Sole    None     124413      0     0
Federated Department Stores    Common Stock     31410H101   525431   13780          Sole    None          0      0 13780
Fedex Corp.                    Common Stock     31428X106   518660    4775          Sole    None        775      0  4000
Fiserv Inc                     Common Stock     337733108   209680    4000          Sole    None          0      0  4000
Flextronics                    Common Stock     Y2573F102   554197   48275          Sole    None      48275      0     0
Fomento Economico Mexicano S A Common Stock     344419106  1709775   14770          Sole    None      12570      0  1200
De C V
Euro Currency Tst                               23130C108   760782    5750          Sole    None       5750      0     0
Swiss Franc Currency Tst                        23129V109   854152   10400          Sole    None      10400      0     0
General Electric               Common Stock     369604103  1404119   37735          Sole    None      13735      0 24000
Gulf Island Fabrication        Common Stock     402307102   290772    7880          Sole    None       7880      0     0
Streettracks Gold Shrs                          863307104  1516723   23995          Sole    None      23995      0     0
Gruma ADR                      Common Stock     400131306  2174575  149045          Sole    None     149045      0     0
Gorman Rupp Co                 Common Stock     383082104   244926    6625          Sole    None       6625      0     0
GlaxoSmithKline Plc Sponsored  Common Stock     37733W105   240163    4552          Sole    None          0      0  4552
Adr
Hsbc Holdings Plc Adr          Common Stock     404280406   450459    4915          Sole    None          0      0  4915
Hartford Financial Services    Common Stock     416515104   375106    4020          Sole    None          0      0  4020
Group
Honda Motors                   Common Stock     438128308   601996   15225          Sole    None      14725      0   500
H.J. Heinz                     Common Stock     423074103   561274   12470          Sole    None      11970      0   500
Honeywell International        Common Stock     438516106   507140   11210          Sole    None       5810      0  5400
Hewlett-Packard                Common Stock     428236103  1070627   25992          Sole    None      17992      0  8000
Hospira Inc                    Common Stock     441060100   335967   10005          Sole    None       1400      0  8605
Hawkins                        Common Stock     420261109   298340   20863          Sole    None      20863      0     0
Industrias Bachoco SA ADR      Common Stock     456463108   594632   20504          Sole    None      20504      0     0
India Fund                                      454089103   603516   13148          Sole    None      12648      0   500
Morgan Stanley India Fund      Common Stock     61745C105   355740    7000          Sole    None       7000      0     0
Ingram Micro Inc               Common Stock     457153104   363298   17800          Sole    None      14800      0  3000
Imperial Oil Ltd Com New       Common Stock     453038408  1396693   37922          Sole    None      37922      0     0
Intel                          Common Stock     458140100   471987   23308          Sole    None      15308      0  8000
Ingersoll Rand                 Common Stock     G4776G101   353735    9040          Sole    None       9040      0     0
Investors Title                Common Stock     461804106   630082   11799          Sole    None      11299      0   500
Nuveen Floating Rate Income                     67072T108   144627   10650          Sole    None      10650      0     0
Johnson & Johnson              Common Stock     478160104   573713    8690          Sole    None       8690      0     0
Kellogg                        Common Stock     487836108   205246    4100          Sole    None       4100      0     0
Khd Humboldt Wedag Intl Ltd    Common Stock     482462108  1635985   40818          Sole    None      40120      0   698
Com
Kroger                         Common Stock     501044101  1668768   72335          Sole    None      49350      0 22985
K Tron Int'l                   Common Stock     482730108  1404020   18803          Sole    None      18803      0     0
Multi Color Corp.              Common Stock     625383104   386821   11775          Sole    None      11775      0     0
Eli Lilly                      Common Stock     532457108   242994    4664          Sole    None        400      0  4264
Lincoln National               Common Stock     534187109   531200    8000          Sole    None          0      0  8000
Lexington Corp Ppts.           Common Stock     529043101   205143    9150          Sole    None       9150      0     0
Mfri Inc                       Common Stock     552721102  1104539   56068          Sole    None      56068      0     0
Mercer Ins Group               Common Stock     587902107   404260   20003          Sole    None      20003      0     0
Markel Corp                    Common Stock     570535104   240530     501          Sole    None          1      0   500
3m Company                     Common Stock     88579Y101   467580    6000          Sole    None          0      0  6000
Altria Group                   Common Stock     718154107  1673490   19500          Sole    None          0      0 19500
Monsanto Co New                Common Stock     61166W101   269163    5124          Sole    None          0      0  5124
Merck                          Common Stock     589331107   321942    7384          Sole    None        400      0  6984
Marathon Oil Corp              Common Stock     565849106   941280   10176          Sole    None       9700      0   476
Mine Safety Appliances         Common Stock     602720104   219936    6001          Sole    None          1      0  6000
Microsoft                      Common Stock     594918104  1133995   37977          Sole    None      29497      0  8480
Mitsubishi Ufj Finl Group Inc  Common Stock     606822104   153135   12300          Sole    None      12300      0     0
Sponsored
Norsk Hydro ASA                Common Stock     656531605  1530433   49900          Sole    None      49900      0     0
Norfolk Southern Crp           Common Stock     655844108   310540    6175          Sole    None       6175      0     0
Natco Group Inc Cl A           Common Stock     63227W203   583404   18300          Sole    None      15800      0  2500
Novartis Ag Adr                Common Stock     66987V109   387720    6750          Sole    None       6350      0   400
Northwest Natural Gas          Common Stock     667655104   239234    5637          Sole    None       5137      0   500
Northwest Pipe                 Common Stock     667746101  1516598   45110          Sole    None      44410      0   700
Nexen                          Common Stock     65334H102  1414325   25715          Sole    None      25215      0   500
New York Times                 Common Stock     650111107   499380   20500          Sole    None        100      0 20400
Telecom Corp of New Zealand    Common Stock     879278208   270949   10065          Sole    None       9765      0   300
OMI                            Common Stock     Y6476W104   837696   39570          Sole    None      39570      0     0
Peoples Bank                   Common Stock     710198102   234174    5248          Sole    None       5248      0     0
Petroleo Brasileiro            Common Stock     71654V408   809501    7860          Sole    None       7860      0     0
Petroleo Brasileiro Cl A       Common Stock     71654V101  1643007   17712          Sole    None      17712      0     0
Potlatch Corp New Com          Common Stock     737630103   221291    5050          Sole    None       5050      0     0
Plum Creek Timber              Common Stock     729251108   378575    9500          Sole    None       9500      0     0
Perini Corp                    Common Stock     713839108   332424   10800          Sole    None      10800      0     0
Pepsico                        Common Stock     713448108   544185    8700          Sole    None       8700      0     0
Pfizer                         Common Stock     717081103  1543978   59613          Sole    None      38585      0 21028
Pimco Floating Rate Strategy                    72201J104   584102   30900          Sole    None      30400      0   500
Fd
Procter & Gamble               Common Stock     742718109  1153967   17955          Sole    None       3830      0 14125
ProLogis                       Common Stock     743410102   392574    6460          Sole    None       6460      0     0
Powershares Ftse Rafi US 1000                   73935X583   835778   14405          Sole    None      12705      0  1700
Regis Corp                     Common Stock     758932107   403308   10200          Sole    None      10200      0     0
Transocean Sedco Forex         Common Stock     G90078109   452984    5600          Sole    None       5600      0     0
Donnelley R R & Sons           Common Stock     257867101   245939    6920          Sole    None       6920      0     0
Rush Enterprises Cl B          Common Stock     781846308   277728   17600          Sole    None      17600      0     0
Radvision Ltd                  Common Stock     M81869105   391560   19500          Sole    None      19500      0     0
Rayonier                       Common Stock     754907103  1511975   36832          Sole    None      34332      0  2500
Stancorp Financial             Common Stock     852891100  1497011   33230          Sole    None      32530      0   700
Schering Plough                Common Stock     806605101  1292635   54680          Sole    None      22680      0 32000
SK Telecom Co Ltd Adr          Common Stock     78440P108   325704   12300          Sole    None      12300      0     0
Schlumberger Limited           Common Stock     806857108   404224    6400          Sole    None       6400      0     0
Scottish Power Plc             Common Stock     81013T804   501570    8584          Sole    None       8584      0     0
Superior Energy Services Inc   Common Stock     868157108   212420    6500          Sole    None       6500      0     0
St Paul Travelers Inc          Common Stock     792860108   269040    5011          Sole    None        557      0  4454
Southern Union Co              Common Stock     844030106   750429   26849          Sole    None      25849      0  1000
Syngenta AG                    Common Stock     87160A100  1990518   53595          Sole    None      52395      0  1200
AT&T                           Common Stock     00206R102   327005    9147          Sole    None       1001      0  8146
Molson Coors Co Cl B           Common Stock     60871R209   454818    5950          Sole    None       5950      0     0
Toronto Dominion Bk            Common Stock     891160509   202061    3375          Sole    None       3375      0     0
Tidewater                      Common Stock     886423102   725843   15009          Sole    None      14709      0   300
Todco Cl A                     Common Stock     88889T107   246024    7200          Sole    None       7200      0     0
Telefonos de Mexico            Common Stock     879403780   352119   12460          Sole    None      12460      0     0
Texas Instruments              Common Stock     882508104   259200    9000          Sole    None       9000      0     0
UGI Corp                       Common Stock     902681105   591976   21700          Sole    None      20200      0  1500
Union Pacific                  Common Stock     907818108   791372    8600          Sole    None       1600      0  7000
United Parcel Svc Inc          Common Stock     911312106   314916    4200          Sole    None       4200      0     0
US Bancorp                     Common Stock     902973304  1645848   45478          Sole    None       2500      0 42978
United Technologies            Common Stock     913017109  4001342   64001          Sole    None          1      0 64000
Veolia Environnement SA        Common Stock     92334N103   398878    5300          Sole    None       5300      0     0
Verizon Communications         Common Stock     92343V104   588424   15800          Sole    None       6766      0  9034
Wells Fargo & Co               Common Stock     949746101  3258007   91620          Sole    None       2000      0 89620
Wyeth                          Common Stock     983024100  2162266   42464          Sole    None          0      0 42464
Exxon Mobil                    Common Stock     30231G102  1098765   14338          Sole    None       6418      0  7920
Yum! Brands                    Common Stock     988498101   438648    7460          Sole    None       7460      0     0
Zila Inc                       Common Stock     989513205    49530   19500          Sole    None      17500      0  2000
Zimmer Holdings                Common Stock     98956P102   268686    3428          Sole    None          0      0  3428